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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

Dupree Mutual Funds

(Exact name of registrant as specified in charter)

125 South Mill Street, Lexington, KY 40507

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code: 859-254-7741

Date of fiscal year end: June 30, 2013

Date of reporting period: July 1, 2012 through June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

GENERAL INSTRUCTIONS

A.	Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the “Act”) and Rule 30b1-4 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B.	Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Item 1. Proxy Voting Record

The Registrant offers the following series:

Alabama Tax-Free Income Series - portfolio holds no voting securities

Kentucky Tax-Free Income Series - portfolio holds no voting securities

Kentucky Tax-Free Short-to-Medium Series - portfolio holds no voting securities

Mississippi Tax-Free Income Series - portfolio holds no voting securities

North Carolina Tax-Free Income Series - portfolio holds no voting securities

North Carolina Tax-Free Short-to-Medium Series - portfolio holds no voting securities

Tennessee Tax-Free Income Series - portfolio holds no voting securities

Tennessee Tax-Free Short-to-Medium Series - portfolio holds no voting securities

Intermediate Government Bond Series - portfolio holds no voting securities

Taxable Municipal Bond Series – portfolio holds no voting securities

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS
(Registrant)

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, President

Date: August 21, 2013